UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03894

T. Rowe Price Short-Term Bond Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Short Duration Income Fund

Investor Class (TSDLX)

This semi-annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$20	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$133,369
Number of Portfolio Holdings	636

Portfolio Turnover Rate	36.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	36.2%
Asset-Backed Securities	23.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	16.2
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.4
Commercial Paper	3.3
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.9
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.7%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.4
KKR	1.8
Exeter Automobile Receivables Trust	0.9
HCA	0.8
Ally Bank Auto Credit-Linked Notes	0.7
Wheels Fleet Lease Funding 1	0.7
JPMorgan Mortgage Trust	0.7
HOMES Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1305-053 1/26

Short Duration Income Fund

Investor Class (TSDLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Short Duration Income Fund

I Class (TSIDX)

This semi-annual shareholder report contains important information about Short Duration Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$15	0.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$133,369
Number of Portfolio Holdings	636

Portfolio Turnover Rate	36.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	36.2%
Asset-Backed Securities	23.2
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	16.2
Non-U.S. Government Mortgage-Backed Securities	9.0
U.S. Government & Agency Mortgage-Backed Securities	7.4
Commercial Paper	3.3
Foreign Government Obligations & Municipalities	2.1
Bank Loans	1.9
Short-Term and Other	0.7

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	15.7%
Federal National Mortgage Assn.	3.9
Federal Home Loan Mortgage	2.4
KKR	1.8
Exeter Automobile Receivables Trust	0.9
HCA	0.8
Ally Bank Auto Credit-Linked Notes	0.7
Wheels Fleet Lease Funding 1	0.7
JPMorgan Mortgage Trust	0.7
HOMES Trust	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1306-053 1/26

Short Duration Income Fund

I Class (TSIDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSDLX Short Duration Income
Fund
TSIDX Short Duration Income
Fund–
.
I Class

T. ROWE PRICE Short Duration Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET
VALUE
Beginning of period $ 9 .44 $ 9 .30 $ 9 .23 $ 9 .51 $ 10 .05 $ 10 .00
Investment
activities
Net investment
income
(2)(3)
0 .23 0 .47 0 .44 0 .31 0 .17 0 .07
Net realized and
unrealized gain/
loss 0 .06 0 .14 0 .07 ( 0 .29 ) ( 0 .53 ) 0 .05
Total from
investment
activities 0 .29 0 .61 0 .51 0 .02 ( 0 .36 ) 0 .12
Distributions
Net investment
income ( 0 .23 ) ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .17 ) ( 0 .07 )
Net realized gain — — — — ( 0 .01 ) —
Total distributions ( 0 .23 ) ( 0 .47 ) ( 0 .44 ) ( 0 .30 ) ( 0 .18 ) ( 0 .07 )
NET ASSET
VALUE
End of period $ 9 .50 $ 9 .44 $ 9 .30 $ 9 .23 $ 9 .51 $ 10 .05

T. ROWE PRICE Short Duration Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(4)
3 .09% 6 .71% 5 .66% 0 .26% ( 3 .64 ) % 1 .21%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .75%
(5)
0 .88% 1 .01% 1 .05% 0 .97% 1 .32%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .40%
(5)
0 .40% 0 .41% 0 .40% 0 .40% 0 .40%
(5)
Net investment
income 4 .86%
(5)
5 .01% 4 .76% 3 .30% 1 .72% 1 .47%
(5)
Portfolio turnover
rate 36 .0% 90 .8% 88 .7% 96 .9% 60 .1% 24 .7%
Net assets, end
of period (in
thousands) $69,236 $59,173 $33,978 $29,420 $31,100 $42,912
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET
VALUE
Beginning of period $ 9 .44 $ 9 .30 $ 9 .22 $ 9 .51 $ 10 .05 $ 10 .00
Investment
activities
Net investment
income
(2)(3)
0 .24 0 .48 0 .45 0 .32 0 .19 0 .07
Net realized and
unrealized gain/
loss 0 .05 0 .14 0 .08 ( 0 .30 ) ( 0 .54 ) 0 .06
Total from
investment
activities 0 .29 0 .62 0 .53 0 .02 ( 0 .35 ) 0 .13
Distributions
Net investment
income ( 0 .23 ) ( 0 .48 ) ( 0 .45 ) ( 0 .31 ) ( 0 .18 ) ( 0 .08 )
Net realized gain — — — — ( 0 .01 ) —
Total distributions ( 0 .23 ) ( 0 .48 ) ( 0 .45 ) ( 0 .31 ) ( 0 .19 ) ( 0 .08 )
NET ASSET
VALUE
End of period $ 9 .50 $ 9 .44 $ 9 .30 $ 9 .22 $ 9 .51 $ 10 .05

T. ROWE PRICE Short Duration Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
12/8/20
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(4)
3 .15% 6 .82% 5 .88% 0 .26% ( 3 .53 ) % 1 .27%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .63%
(5)
0 .80% 0 .94% 0 .97% 0 .93% 1 .49%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .29%
(5)
0 .29% 0 .30% 0 .30% 0 .29% 0 .29%
(5)
Net investment
income 4 .96%
(5)
5 .11% 4 .86% 3 .41% 1 .98% 1 .57%
(5)
Portfolio turnover
rate 36 .0% 90 .8% 88 .7% 96 .9% 60 .1% 24 .7%
Net assets, end
of period (in
thousands) $64,133 $37,970 $20,964 $18,914 $17,250 $251
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Short Duration Income Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  23.2%
Car Loan  5.7%
Ally Auto Receivables Trust
Series 2023-A, Class B
6.01%, 1/17/34 (1) 8 8
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 124 126
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 151 152
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 215 216
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 250 250
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 250 250
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 83 84
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 100 101
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 104 104
CarMax Auto Owner Trust
Series 2022-4, Class D
8.08%, 4/16/29  200 207
CarMax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  135 138
Carvana Auto Receivables Trust
Series 2021-N3, Class B
0.66%, 6/12/28  49 47

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana Auto Receivables Trust
Series 2021-N4, Class D
2.30%, 9/11/28  24 23
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  30 30
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 60 61
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 372 380
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 343 345
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 79 79
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  38 38
Exeter Automobile Receivables Trust
Series 2024-1A, Class C
5.41%, 5/15/30  400 404
Exeter Automobile Receivables Trust
Series 2024-2A, Class C
5.74%, 5/15/29  60 61
Exeter Automobile Receivables Trust
Series 2025-2A, Class B
4.92%, 9/17/29  140 141
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  285 286
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  115 115
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  200 201
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  149 151
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  135 136

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class B
5.31%, 5/15/28 (1) 100 100
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 145 146
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 100 102
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  35 35
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  45 46
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 230 232
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 115 117
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 293 296
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 188 189
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 100 101
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 105 106
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 35 35
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 55 55
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 30 30
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 129 131

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class E
8.408%, 12/15/33 (1) 160 163
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 170 172
Santander Consumer Auto Receivables Trust
Series 2021-CA, Class C
2.97%, 6/15/28 (1) 15 15
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  105 105
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 32 33
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 28 28
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 8 8
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 85 85
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 64 65
Wheels Fleet Lease Funding 1
Series 2025-2A, Class B
4.61%, 5/18/40 (1) 300 303
Wheels Fleet Lease Funding 1
Series 2025-2A, Class C
4.86%, 5/18/40 (1) 300 303
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 100 100
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 150 151
7,588
Home Equity  0.1%
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 212 212
212

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Other Asset-Backed Securities  16.5%
Affirm Asset Securitization Trust
Series 2025-X2, Class B
4.56%, 10/15/30 (1) 585 586
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 210 211
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 220 220
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 7/20/31 (1) 250 250
AMSR Trust
Series 2021-SFR2, Class C
1.877%, 8/17/38 (1) 220 215
Amur Equipment Finance Receivables X
Series 2022-1A, Class C
2.37%, 4/20/28 (1) 128 128
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 100 102
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.819%, 7/20/36 (1) 250 250
Apidos XXXII
Series 2019-32A, Class DR, CLO, FRN
3M TSFR + 2.75%, 6.634%, 1/20/33 (1) 250 250
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 403 390
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 5.052%, 5/17/31 (1) 250 250
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.862%, 1/17/33 (1) 220 220
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.782%, 1/17/33 (1) 250 250
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 7/15/34 (1) 250 250
Blue Owl Asset Leasing Trust
Series 2024-1A, Class D
8.00%, 12/15/31 (1) 250 254

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.052%, 11/15/30 (1) 50 50
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 5.048%, 10/25/30 (1) 86 86
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.884%, 4/18/35 (1) 250 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 64 63
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.915%, 10/15/34 (1) 500 499
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.705%, 4/15/30 (1) 250 250
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.17%, 10/21/31 (1) 250 248
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 100 100
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 110 108
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 100 102
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 100 101
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 100 102
DLLAD
Series 2023-1A, Class A3
4.79%, 1/20/28 (1) 32 32
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 206 205

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 347 341
Dryden Senior Loan Fund
Series 2016-45A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.555%, 10/15/30 (1) 250 250
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 25 25
Elara HGV Timeshare Issuer
Series 2019-A, Class C
3.45%, 1/25/34 (1) 11 11
FOCUS Brands Funding
Series 2023-2, Class A2
8.241%, 10/30/53 (1) 147 156
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 5.028%, 10/20/33 (1) 250 250
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.628%, 10/20/33 (1) 300 300
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.51%, 7/23/32 (1) 250 251
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.27%, 10/20/32 (1) 250 250
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.284%, 10/18/33 (1) 250 250
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 120 124
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 325 364
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.826%, 7/20/35 (1) 250 248
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 320 319
GreatAmerica Leasing Receivables Funding
Series 2024-1, Class A2
5.32%, 8/17/26 (1) 48 48

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GreatAmerica Leasing Receivables Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 100 100
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 238 230
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 32 32
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 37 38
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 158 160
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 95 94
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100 101
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 100 102
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 352 342
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 5.191%, 10/18/35 (1) 450 449
KKR
Series 28A, Class AR2, CLO, FRN
3M TSFR + 1.12%, 4.991%, 2/9/35 (1) 350 350
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.993%, 7/20/34 (1) 400 399
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.513%, 7/20/34 (1) 250 250
KKR
Series 34A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.655%, 7/15/34 (1) 250 250
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.184%, 10/20/34 (1) 650 650

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.934%, 10/20/29 (1) 250 250
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.90%, 7/23/32 (1) 197 197
Milos
Series 2017-1A, Class BR, CLO, FRN
3M TSFR + 1.812%, 5.696%, 10/20/30 (1) 250 250
MMAF Equipment Finance
Series 2020-A, Class A3
0.97%, 4/9/27 (1) 30 30
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 21 20
MVW
Series 2021-2A, Class C
2.23%, 5/20/39 (1) 55 52
MVW
Series 2023-1A, Class C
6.54%, 10/20/40 (1) 78 80
MVW
Series 2024-1A, Class A
5.32%, 2/20/43 (1) 154 156
Nassau
Series 2018-IIA, Class A, CLO, FRN
3M TSFR + 1.542%, 5.446%, 10/15/31 (1) 30 30
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 250 250
NMEF Funding
Series 2024-A, Class A2
5.15%, 12/15/31 (1) 121 121
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 80 80
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 134 134
Octagon Investment Partners 39
Series 2018-3A, Class AR, CLO, FRN
3M TSFR + 1.15%, 5.034%, 10/20/30 (1) 39 39
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 5.003%, 2/14/31 (1) 250 250

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 7 7
Octane Receivables Trust
Series 2022-2A, Class C
6.29%, 7/20/28 (1) 200 202
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 150 152
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 39 39
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 100 102
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 300 301
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 5.038%, 7/30/37 (1) 250 250
Palmer Square Loan Funding
Series 2022-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.515%, 7/24/31 (1) 250 251
PEAC Solutions Receivables
Series 2025-1A, Class A3
5.04%, 7/20/32 (1) 100 102
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 71 70
Post Road Equipment Finance
Series 2024-1A, Class C
5.81%, 10/15/30 (1) 100 101
Progress Residential
Series 2021-SFR3, Class E1
2.538%, 5/17/26 (1) 250 247
Progress Residential
Series 2021-SFR3, Class E2
2.688%, 5/17/26 (1) 100 99
Progress Residential
Series 2021-SFR3, Class F
3.436%, 5/17/26 (1) 385 381
Progress Residential Trust
Series 2021-SFR6, Class E1
2.425%, 7/17/38 (1) 200 197

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 200 197
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.508%, 7/25/31 (1) 250 250
Sabey Data Center Issuer
Series 2021-1, Class A2
1.881%, 6/20/46 (1) 100 98
SCF Equipment Leasing
Series 2023-1A, Class A3
6.17%, 5/20/32 (1) 121 122
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 86 87
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 85 87
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 234 223
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 28 28
Sierra Timeshare Receivables Funding
Series 2021-1A, Class C
1.79%, 11/20/37 (1) 9 9
Sierra Timeshare Receivables Funding
Series 2021-1A, Class D
3.17%, 11/20/37 (1) 234 233
Sierra Timeshare Receivables Funding
Series 2021-2A, Class A
1.35%, 9/20/38 (1) 87 87
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 80 80
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 172 173
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 250 251
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.355%, 7/15/33 (1) 250 249

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Symphony XIX
Series 2018-19A, Class B, CLO, FRN
3M TSFR + 1.612%, 5.505%, 4/16/31 (1) 250 250
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.805%, 1/15/34 (1) 165 165
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.134%, 7/20/31 (1) 50 50
TIAA IV
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.75%, 5.634%, 1/20/32 (1) 250 250
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $126 (2)(3) 126 127
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 100 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 16 16
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.968%, 1/25/34 (1) 250 250
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.918%, 1/25/35 (1) 250 249
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 49 50
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 71 72
Verizon Master Trust
Series 2024-4, Class B
5.40%, 6/20/29  30 30
Verizon Master Trust
Series 2024-4, Class C
5.60%, 6/20/29  30 30
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  185 186
Verizon Master Trust
Series 2025-1, Class B
4.94%, 1/21/31  45 46

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 4/20/34 (1) 250 250
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 100
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 302 284
21,976
Student Loan  0.9%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.772%, 7/27/48 (1) 267 267
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 34 33
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 7 7
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 104 103
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59 (1) 109 106
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 27 26
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 51 48
SMB Private Education Loan Trust
Series 2017-B, Class B
3.50%, 12/16/41 (1) 150 148
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 190 184
SMB Private Education Loan Trust
Series 2021-A, Class A2A1, FRN
1M TSFR + 0.844%, 4.803%, 1/15/53 (1) 106 105
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 51 50

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 94 96
1,173
Total Asset-Backed Securities (Cost $30,747) 30,949
BANK LOANS  1.9% (4)
Capital Goods  0.7%
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.343%, 9/28/28 (5) 277 276
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.263%, 5/21/29  80 80
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.893%,
9/15/28  270 270
Trident TPI Holdings, FRN, 3M TSFR + 3.75%, 9/18/28 (5) 315 304
930
Communications  0.3%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 8.50%, 4/15/27  78 69
Directv Financing, FRN, 3M TSFR + 5.25%, 9.352%, 8/2/29  273 273
342
Consumer Cyclical  0.1%
Tenneco, FRN, 3M TSFR + 5.00%, 8.989%, 11/17/28  169 165
165
Insurance  0.3%
Asurion, FRN, 1M TSFR + 4.25%, 8.266%, 8/19/28  170 169
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/31/28  145 139
Asurion, FRN, 1M TSFR + 5.25%, 9.28%, 1/20/29 (5) 100 93
401
Technology  0.5%
Altar Bidco, FRN, 12M TSFR + 3.10%, 6.783%, 2/1/29  400 394
Central Parent, FRN, 3M TSFR + 3.25%, 7.252%, 7/6/29  199 165
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.53%, 12/17/27  69 67
Sabre GLBL, FRN, 1M TSFR + 3.50%, 7.53%, 12/17/27  46 44
670
Transportation  0.0%
Merlin Buyer, FRN, 3M TSFR + 4.00%, 12/14/28 (2)(5) 65 66
66
Total Bank Loans (Cost $2,599) 2,574
CORPORATE BONDS  36.2%
Banking  6.5%
Ally Financial, VR, 6.848%, 1/3/30 (6) 250 265

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
American Express, VR, 4.731%, 4/25/29 (6) 230 234
American Express, VR, 5.645%, 4/23/27 (6) 200 201
Banco de Bogota, 6.25%, 5/12/26  200 201
Banco de Credito del Peru, VR, 3.25%, 9/30/31 (6) 200 197
Bank of America, VR, 4.623%, 5/9/29 (6) 250 253
Bank of America, VR, 5.08%, 1/20/27 (6) 150 150
Bank of New York Mellon, VR, 4.729%, 4/20/29 (6) 250 254
Barclays, VR, 5.086%, 2/25/29 (6) 400 407
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 360 364
Capital One Financial, VR, 5.70%, 2/1/30 (6) 35 36
Capital One Financial, VR, 6.312%, 6/8/29 (6) 225 236
Credit Agricole, VR, 5.222%, 5/27/31 (1)(6) 250 257
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 200 202
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 200 203
Federation des Caisses Desjardins du Quebec, 4.565%,
8/26/30 (1) 300 302
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 165 167
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 160 166
HDFC Bank, 5.686%, 3/2/26  200 201
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 200 203
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 200 203
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 200 204
ING Groep, VR, 4.858%, 3/25/29 (6) 200 203
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 200 203
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 95 96
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 200 203
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250 252
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 145 148
OTP Bank, VR, 7.50%, 5/25/27 (6) 200 203
PNC Financial Services Group, VR, 4.758%, 1/26/27 (6) 120 120
Santander Holdings USA, VR, 5.473%, 3/20/29 (6) 235 239
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 20 20
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 200 200
Societe Generale, VR, 5.249%, 5/22/29 (1)(6) 200 204
Societe Generale, VR, 5.50%, 4/13/29 (1)(6) 200 205
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 300 304
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 200 204
Standard Chartered, VR, 6.17%, 1/9/27 (1)(6) 200 200
Truist Financial, VR, 6.047%, 6/8/27 (6) 200 202
U.S. Bancorp, VR, 5.384%, 1/23/30 (6) 30 31
Wells Fargo, VR, 4.97%, 4/23/29 (6) 395 403
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 120 121
8,667

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Basic Industry  2.0%
ABJA Investment, 5.45%, 1/24/28  220 224
Celanese U.S. Holdings, 1.40%, 8/5/26  150 146
Celanese U.S. Holdings, 6.665%, 7/15/27  94 97
CVR Partners, 6.125%, 6/15/28 (1) 300 299
Freeport-McMoRan, 4.125%, 3/1/28  115 115
Freeport-McMoRan, 4.375%, 8/1/28  350 350
Klabin Austria, 4.875%, 9/19/27  200 200
Krakatau Posco, 6.375%, 6/11/27  200 204
Nutrien, 4.90%, 3/27/28  50 51
POSCO, 5.625%, 1/17/26 (1) 200 200
Sasol Financing USA, 4.375%, 9/18/26  260 258
Sherwin-Williams, 4.55%, 3/1/28  40 40
Steel Dynamics, 4.00%, 12/15/28  320 319
WR Grace Holdings, 4.875%, 6/15/27 (1) 132 131
2,634
Brokerage Asset Managers Exchanges  1.0%
AG Issuer, 6.25%, 3/1/28 (1) 200 200
Charles Schwab, VR, 4.343%, 11/14/31 (6) 650 651
Intercontinental Exchange, 4.20%, 3/15/31  110 110
LPL Holdings, 4.90%, 4/3/28  95 96
LPL Holdings, 5.70%, 5/20/27  291 296
LPL Holdings, 6.75%, 11/17/28  45 48
1,401
Capital Goods  1.4%
AGCO, 5.45%, 3/21/27  250 253
Amrize Finance U.S., 4.70%, 4/7/28 (1) 90 90
Amrize Finance U.S., 4.95%, 4/7/30 (1) 70 72
AptarGroup, 4.75%, 3/30/31  90 91
BAE Systems, 5.00%, 3/26/27 (1) 200 202
Boeing, 2.196%, 2/4/26  80 80
Boeing, 3.20%, 3/1/29  250 242
Boeing, 6.259%, 5/1/27  133 137
Graham Packaging, 7.125%, 8/15/28 (1) 31 31
Huntington Ingalls Industries, 5.353%, 1/15/30  25 26
Madison IAQ, 4.125%, 6/30/28 (1) 220 215
Owens Corning, 5.50%, 6/15/27  50 51
Regal Rexnord, 6.05%, 2/15/26  75 75
Republic Services, 4.875%, 4/1/29  20 20
RTX, 6.70%, 8/1/28  86 91
RTX, 7.00%, 11/1/28  119 127
1,803

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Communications  2.7%
American Tower, 3.55%, 7/15/27  200 198
Crown Castle, 4.30%, 2/15/29  250 249
Crown Castle, 5.00%, 1/11/28  175 177
Crown Castle, 5.60%, 6/1/29  105 109
Crown Castle Towers, 4.241%, 7/15/28 (1) 445 443
EchoStar, 10.75%, 11/30/29  300 331
KT, 4.125%, 2/2/28 (1) 200 200
Meta Platforms, 4.20%, 11/15/30  220 221
NTT Finance, 4.62%, 7/16/28 (1) 200 203
Rogers Communications, 5.00%, 2/15/29  300 306
SBA Tower Trust, 1.631%, 11/15/26 (1) 250 244
SBA Tower Trust, 2.328%, 1/15/28 (1) 75 72
SBA Tower Trust, 4.831%, 10/15/29 (1) 250 252
SBA Tower Trust, 6.599%, 1/15/28 (1) 115 118
Veon Midco, 3.375%, 11/25/27  400 378
Verizon Communications, 4.75%, 1/15/33  145 145
3,646
Consumer Cyclical  4.7%
Adient Global Holdings, 8.25%, 4/15/31 (1)(7) 215 225
BMW U.S. Capital, 4.60%, 8/13/27 (1) 75 76
BMW U.S. Capital, 4.75%, 3/21/28 (1) 350 355
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(8) 240 270
CBRE Services, 4.80%, 6/15/30  95 97
Cencosud, 4.375%, 7/17/27 (1) 200 200
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 150 150
Daimler Truck Finance North America, 5.00%, 1/15/27 (1) 150 151
Daimler Truck Finance North America, 5.15%, 1/16/26 (1)(7) 150 150
Dollar General, 4.125%, 5/1/28  200 200
Ford Motor Credit, 5.918%, 3/20/28  400 409
Ford Motor Credit, 6.798%, 11/7/28  200 209
General Motors Financial, 4.20%, 10/27/28 (7) 125 125
General Motors Financial, 5.05%, 4/4/28  275 280
General Motors Financial, 5.35%, 7/15/27  234 238
General Motors Financial, 5.40%, 5/8/27  80 81
Hyundai Capital America, 4.85%, 3/25/27 (1) 210 212
Hyundai Capital America, 4.875%, 6/23/27 (1)(7) 300 303
Hyundai Capital America, 5.50%, 3/30/26 (1) 80 80
Hyundai Capital America, 5.65%, 6/26/26 (1) 200 202
LG Energy Solution, 5.375%, 7/2/27  205 208
Marriott International, 4.90%, 4/15/29  21 21
Melco Resorts Finance, 5.625%, 7/17/27  410 410

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Odeon Finco, 12.75%, 11/1/27 (1) 200 207
Sands China, 3.80%, 1/8/26  200 200
Six Flags Entertainment, 6.50%, 10/1/28  205 198
Stellantis Finance U.S., 5.35%, 3/17/28 (1) 200 203
Vivo Energy Investments, 5.125%, 9/24/27  200 200
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200 201
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 200 202
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 200 203
6,266
Consumer Non-Cyclical  4.0%
Bacardi, 4.70%, 5/15/28 (1) 275 277
BAT International Finance, 4.448%, 3/16/28  300 302
Cencora, 4.625%, 12/15/27  55 56
Cencora, 4.85%, 12/15/29  30 31
CSL Finance, 3.85%, 4/27/27 (1) 25 25
CVS Health, 2.875%, 6/1/26  80 80
CVS Health, 4.30%, 3/25/28  250 251
HCA, 5.00%, 3/1/28  220 224
HCA, 5.625%, 9/1/28  200 206
Icon Investments Six, 5.809%, 5/8/27  450 459
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200 202
IQVIA, 6.25%, 2/1/29  65 69
Japan Tobacco, 4.85%, 5/15/28 (1) 320 326
Keurig Dr Pepper, 3.20%, 5/1/30  300 284
KT&G, 5.00%, 5/2/28  200 204
LifePoint Health, 11.00%, 10/15/30 (1) 220 241
Mattel, 5.00%, 11/17/30  800 806
Newell Brands, 8.50%, 6/1/28 (1) 301 313
Organon, 4.125%, 4/30/28 (1) 330 321
Solventum, 5.45%, 2/25/27  33 33
Teva Pharmaceutical Finance Netherlands III, 3.15%, 10/1/26  105 103
TreeHouse Foods, 4.00%, 9/1/28 (7) 180 179
Viatris, 2.30%, 6/22/27  400 386
5,378
Electric  1.7%
Adani Transmission Step-One, 4.00%, 8/3/26  200 198
American Electric Power, 5.20%, 1/15/29  105 108
DTE Energy, 4.95%, 7/1/27  40 41
Duke Energy, 4.30%, 3/15/28  400 402
Enel Finance International, 4.125%, 9/30/28 (1) 200 200
FirstEnergy, Series B, 3.90%, 7/15/27  135 134
FirstEnergy Transmission, 4.55%, 1/15/30  30 30
NextEra Energy Capital Holdings, 4.685%, 9/1/27  75 76

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 160 161
Pacific Gas & Electric, 3.30%, 3/15/27  60 59
Pacific Gas & Electric, 3.75%, 7/1/28  250 246
Pacific Gas & Electric, 5.00%, 6/4/28  150 152
Pacific Gas & Electric, 5.45%, 6/15/27  30 31
PacifiCorp, 5.10%, 2/15/29  30 31
Vistra Operations, 5.05%, 12/30/26 (1) 40 40
XPLR Infrastructure Operating Partners, 7.25%, 1/15/29 (1)(7) 325 332
2,241
Energy  4.4%
AmeriGas Partners, 5.75%, 5/20/27  260 261
Canadian Natural Resources, 3.85%, 6/1/27  150 149
Cheniere Energy, 4.625%, 10/15/28  133 133
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 5 5
Comstock Resources, 6.75%, 3/1/29 (1) 165 164
Crescent Energy Finance, 9.25%, 2/15/28 (1) 118 121
Diamondback Energy, 3.50%, 12/1/29  300 291
Diamondback Energy, 5.20%, 4/18/27  40 41
Enbridge, 4.60%, 6/20/28  55 56
Enterprise Products Operating, 4.60%, 1/15/31  430 435
EOG Resources, 4.40%, 1/15/31  215 216
Geopark, 5.50%, 1/17/27  200 192
HF Sinclair, 5.75%, 1/15/31  125 129
Hilcorp Energy I, 6.25%, 11/1/28 (1) 190 190
Medco Bell, 6.375%, 1/30/27  200 200
MPLX, 4.80%, 2/15/31  460 465
NGL Energy Operating, 8.125%, 2/15/29 (1) 200 206
Occidental Petroleum, 3.20%, 8/15/26  150 148
Occidental Petroleum, 5.20%, 8/1/29  70 72
ONEOK, 4.25%, 9/24/27  115 115
ONEOK, 4.85%, 7/15/26  66 67
ONEOK, 5.55%, 11/1/26  60 61
ONEOK, 5.625%, 1/15/28 (1) 139 142
Plains All American Pipeline, 4.70%, 1/15/31  190 191
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  80 81
Targa Resources, 4.35%, 1/15/29  265 266
Tengizchevroil Finance International, 4.00%, 8/15/26  200 199
Thaioil Treasury Center, 4.625%, 11/20/28  220 220
Transocean Aquila, 8.00%, 9/30/28 (1) 307 315
Valero Energy, 5.15%, 2/15/30  60 62
Venture Global LNG, 8.125%, 6/1/28 (1) 190 194
Vital Energy, 9.75%, 10/15/30  155 161
Williams, 4.625%, 6/30/30  150 151

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Williams, 5.30%, 8/15/28 (7) 200 206
5,905
Finance Companies  1.0%
AerCap Ireland Capital, 6.10%, 1/15/27  150 153
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 115 120
GATX, 5.40%, 3/15/27  40 40
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 200 197
Navient, 5.00%, 3/15/27  85 85
Navient, 11.50%, 3/15/31  230 256
OneMain Finance, 3.50%, 1/15/27  85 84
Shriram Finance, 6.625%, 4/22/27  200 203
Tata Capital, 5.389%, 7/21/28  200 204
1,342
Financial Other  0.3%
Alpha Star Holding VIII, 8.375%, 4/12/27  200 206
Emaar Sukuk, 3.635%, 9/15/26  200 199
405
Industrial Other  0.7%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 525 517
GMR Hyderabad International Airport, 4.25%, 10/27/27  220 217
Gohl Capital, 4.25%, 1/24/27  200 198
932
Insurance  2.4%
Aspen Insurance Holdings, 5.75%, 7/1/30  70 73
Athene Global Funding, 5.684%, 2/23/26 (1) 230 231
Brown & Brown, 4.70%, 6/23/28  55 56
CNO Global Funding, 1.75%, 10/7/26 (1) 150 147
CNO Global Funding, 4.95%, 9/9/29 (1) 45 46
Corebridge Financial, 3.65%, 4/5/27 (7) 200 198
Corebridge Global Funding, 4.25%, 8/21/28 (1) 135 135
Corebridge Global Funding, 5.20%, 1/12/29 (1) 40 41
Equitable America Global Funding, 4.65%, 6/9/28 (1) 175 178
Fortitude Global Funding, 4.625%, 10/6/28 (1) 165 165
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 190 197
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150 154
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 65 67
Humana, 5.75%, 3/1/28 (7) 25 26
Humana, 5.75%, 12/1/28 (7) 225 234
Jackson National Life Global Funding, 5.50%, 1/9/26 (1) 175 175
Jackson National Life Global Funding, 5.60%, 4/10/26 (1)(7) 250 251
Principal Life Global Funding II, 4.60%, 8/19/27 (1) 55 55
RGA Global Funding, 4.35%, 8/25/28 (1) 320 321

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RGA Global Funding, 4.60%, 11/25/30 (1) 375 376
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 55 56
3,182
Real Estate Investment Trusts  0.3%
MPT Operating Partnership, 5.00%, 10/15/27 (7) 215 208
Service Properties Trust, 5.50%, 12/15/27  165 161
Service Properties Trust, Zero Coupon, 9/30/27 (1) 70 62
431
Technology  2.4%
Atlassian, 5.25%, 5/15/29  40 41
Fiserv, 3.50%, 7/1/29  250 242
Fiserv, 4.20%, 10/1/28 (7) 175 174
Fiserv, 5.375%, 8/21/28  250 256
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200 207
Foundry JV Holdco, 5.90%, 1/25/30 (1) 200 210
Gartner, 4.50%, 7/1/28 (1) 250 249
Marvell Technology, 4.75%, 7/15/30  60 61
Marvell Technology, 4.875%, 6/22/28 (7) 250 254
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 270 268
NXP, 4.30%, 8/19/28  75 75
NXP, 5.55%, 12/1/28  300 311
Oracle, 4.45%, 9/26/30 (7) 185 182
SK hynix, 6.25%, 1/17/26 (1) 200 201
Verisk Analytics, 4.50%, 8/15/30  175 176
Western Union, 1.35%, 3/15/26  304 301
3,208
Transportation  0.7%
Element Fleet Management, 5.037%, 3/25/30 (1) 120 123
Penske Truck Leasing, 5.35%, 1/12/27 (1) 40 40
Penske Truck Leasing, 5.75%, 5/24/26 (1) 105 106
Southwest Airlines, 4.375%, 11/15/28  200 200
TAV Havalimanlari Holding, 8.50%, 12/7/28  400 418
887
Total Corporate Bonds (Cost $47,713) 48,328
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.1%
Government Sponsored  0.4%
First Abu Dhabi Bank, 5.125%, 10/13/27  200 204
MEGlobal, 2.625%, 4/28/28  400 383
587

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Owned No Guarantee  1.5%
Axiata, 4.357%, 3/24/26  200 200
Bank Mandiri Persero, 5.50%, 4/4/26  200 201
Bank Negara Indonesia Persero, 3.75%, 3/30/26  200 199
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  230 218
DP World Crescent, 4.848%, 9/26/28  380 384
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 200 206
Pertamina Persero, 1.40%, 2/9/26  200 199
QNB Finance, 1.375%, 1/26/26  200 199
State Bank of India, 1.80%, 7/13/26  200 197
2,003
Sovereign  0.2%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 250 254
254
Total Foreign Government Obligations & Municipalities
(Cost $2,818) 2,844
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  9.0%
Collateralized Mortgage Obligations  5.7%
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP
5.573%, 4/25/70 (1) 305 307
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP
5.644%, 11/25/69 (1) 164 165
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP
6.111%, 5/25/69 (1) 86 86
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP
5.794%, 4/25/70 (1) 87 88
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP
5.601%, 2/25/70 (1) 101 102
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M2, CMO, ARM
SOFR30A + 1.55%, 5.622%, 10/25/41 (1) 104 104
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM
SOFR30A + 1.00%, 5.072%, 5/25/44 (1) 150 150
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM
SOFR30A + 1.45%, 5.522%, 3/25/45 (1) 92 93

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM
SOFR30A + 0.95%, 5.022%, 9/25/45 (1) 142 141
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP
5.383%, 9/25/69 (1) 164 164
EFMT
Series 2024-INV2, Class A1, CMO, STEP
5.035%, 10/25/69 (1) 87 87
EFMT
Series 2024-INV2, Class A2, CMO, STEP
5.289%, 10/25/69 (1) 87 88
EFMT
Series 2025-INV2, Class A1, CMO, STEP
5.387%, 5/26/70 (1) 203 204
Flagstar Mortgage Trust
Series 2019-1INV, Class A11, CMO, ARM
1M TSFR + 1.064%, 5.019%, 10/25/49 (1) 13 12
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M TSFR + 0.964%, 4.919%, 3/25/50 (1) 62 59
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.851%, 5/25/47 (1) 15 15
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP
5.373%, 11/25/69 (1) 233 234
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP
5.137%, 11/25/65 (1) 214 215
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP
5.425%, 2/25/70 (1) 182 183
HOMES Trust
Series 2025-NQM4, Class A1, CMO, STEP
5.22%, 8/25/70 (1) 146 147
HOMES Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.474%, 8/25/70 (1) 487 489
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 62 57
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM
5.577%, 9/25/65 (1) 213 215

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1B, CMO, STEP
5.195%, 10/25/65 (1) 49 49
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO,ARM
SOFR30A + 1.35%, 5.422%, 3/25/56 (1) 125 125
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM
5.495%, 11/25/65 (1) 457 461
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 26 25
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM
5.443%, 7/25/70 (1) 98 98
New Residential Mortgage Loan Trust
Series 2021-NQ1R, Class A3, CMO, ARM
1.198%, 7/25/55 (1) 33 30
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP
5.603%, 7/25/65 (1) 469 472
NRZT
Series 2025-NQM6, Class A1, CMO, ARM
5.085%, 10/25/65 (1) 595 595
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 83 79
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M TSFR + 1.014%, 4.969%, 10/25/59 (1) 16 16
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 33 31
OBX Trust
Series 2020-EXP1, Class 2A1B, CMO, ARM
1M TSFR + 0.864%, 4.819%, 2/25/60 (1) 45 44
OBX Trust
Series 2021-NQM1, Class A3, CMO, ARM
1.329%, 2/25/66 (1) 283 250
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, CMO,ARM
5.522%, 8/10/42 (1) 310 316
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP
5.49%, 11/25/44 (1) 81 82

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
RCKT Mortgage Trust
Series 2025-CES3, Class A1A, CMO,STEP
5.553%, 3/25/55 (1) 179 180
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM
5.138%, 11/25/65 (1) 229 229
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 9 9
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 5.722%, 1/25/34 (1) 25 25
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM
SOFR30A + 1.85%, 5.922%, 11/25/43 (1) 324 327
Structured Agency Credit Risk Debt Notes
Series 2024-DNA3, Class A1, CMO, ARM
SOFR30A + 1.05%, 5.122%, 10/25/44 (1) 68 68
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM
SOFR30A + 0.95%, 5.022%, 1/25/45 (1) 18 18
Verus Securitization Trust
Series 2021-2, Class A3, CMO, ARM
1.545%, 2/25/66 (1) 95 88
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 133 129
Verus Securitization Trust
Series 2021-R1, Class A3, CMO, ARM
1.262%, 10/25/63 (1) 221 214
Verus Securitization Trust
Series 2021-R2, Class A3, CMO, ARM
1.227%, 2/25/64 (1) 32 30
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP
6.664%, 12/25/68 (1) 60 61
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP
5.623%, 5/25/70 (1) 100 101
7,557
Commercial Mortgage-Backed Securities  3.3%
BANK
Series 2024-BNK47, Class A1
5.523%, 6/15/57  28 28
BANK5
Series 2024-5YR11, Class AS
6.139%, 11/15/57  55 58

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BANK5
Series 2024-5YR12, Class AS, ARM
6.122%, 12/15/57  95 100
BANK5
Series 2024-5YR9, Class A1
4.889%, 8/15/57  153 155
BBCMS Trust
Series 2015-SRCH, Class D, ARM
5.122%, 8/10/35 (1) 100 95
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM
6.201%, 11/15/57  55 58
Benchmark Mortgage Trust
Series 2024-V6, Class A1
5.568%, 3/15/57  34 34
Benchmark Mortgage Trust
Series 2024-V8, Class A1
5.514%, 7/15/57  22 22
Benchmark Mortgage Trust
Series 2025-B41, Class A1
4.401%, 7/15/68  97 97
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM
5.633%, 10/10/42 (1) 100 101
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM
6.526%, 5/15/57  500 533
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM
1M TSFR + 1.642%, 5.601%, 12/15/39 (1) 44 44
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM
1M TSFR + 1.841%, 5.80%, 5/15/41 (1) 147 147
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM
1M TSFR + 2.392%, 6.351%, 1/15/42 (1) 155 155
BX Trust
Series 2025-VOLT, Class A, ARM
1M TSFR + 1.70%, 5.70%, 12/15/44 (1) 140 140
BX Trust
Series 2025-VOLT, Class B, ARM
1M TSFR + 2.10%, 6.10%, 12/15/44 (1) 105 105
CD Mortgage Trust
Series 2016-CD1, Class B, ARM
3.077%, 8/10/49  100 83

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CENT
Series 2025-CITY, Class A, ARM
5.091%, 7/10/40 (1) 120 122
Citigroup Commercial Mortgage Trust
Series 2016-C1, Class AS
3.514%, 5/10/49  200 197
DBC Mortgage Trust
Series 2025-DBC, Class B, ARM
1M TSFR + 1.60%, 5.559%, 11/15/42 (1) 300 300
Extended Stay America Trust
Series 2025-ESH, Class C, ARM
1M TSFR + 1.85%, 5.809%, 10/15/42 (1) 100 100
FREMF Mortgage Trust
Series 2020-K737, Class B, ARM
3.442%, 1/25/53 (1) 100 99
HILT Commercial Mortgage Trust
Series 2024-ORL, Class C, ARM
1M TSFR + 2.44%, 6.399%, 5/15/37 (1) 105 105
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM
1M TSFR + 1.841%, 5.80%, 9/15/41 (1) 120 120
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM
2.949%, 9/6/38 (1) 405 400
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFL, ARM
1M TSFR + 1.489%, 5.497%, 7/5/33 (1) 59 51
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM
1M TSFR + 1.592%, 5.55%, 5/15/41 (1) 100 100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1
4.609%, 8/15/58  242 244
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, ARM
5.442%, 11/5/38 (1) 245 246
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM
1M TSFR + 1.741%, 5.70%, 5/15/39 (1) 100 100
TX Trust
Series 2024-HOU, Class B, ARM
1M TSFR + 2.091%, 6.05%, 6/15/39 (1) 100 100
Wells Fargo Commercial Mortgage Trust
Series 2025-C65, Class A1
4.287%, 10/15/58  221 221
4,460

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Residential Mortgage  0.0%
Finance of America HECM Buyout
Series 2024-HB1, Class A1A, ARM
4.00%, 10/1/34 (1) 6 6
6
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $12,008) 12,023
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.4%
U.S. Government Agency Obligations  6.8%
Federal Home Loan Mortgage, UMBS
4.50%, 9/1/52 - 10/1/53  530 521
5.00%, 2/1/53 - 6/1/55  299 301
5.50%, 10/1/54 - 7/1/55  639 650
6.00%, 10/1/54 - 8/1/55  1,546 1,588
6.50%, 6/1/55  146 151
Federal Home Loan Mortgage Multifamily Structured PTC,
2.958%, 7/25/26  18 18
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
3.78%, 10/25/28  250 250
4.06%, 10/25/28  106 107
Federal National Mortgage Assn., UMBS
3.00%, 2/1/52  469 417
4.00%, 9/1/52 - 11/1/52  616 590
4.50%, 10/1/37 - 2/1/54  894 882
5.00%, 5/1/53 - 10/1/55  1,365 1,371
5.50%, 8/1/53 - 10/1/55  1,483 1,510
6.00%, 6/1/54 - 8/1/54  331 342
6.50%, 2/1/55  26 27
UMBS, TBA, 5.00%, 12/1/55 (9) 285 284
9,009
U.S. Government Obligations  0.6%
Government National Mortgage Assn.
6.00%, 2/20/40 - 12/20/40  160 168
Government National Mortgage Assn., TBA, 5.00%, 12/20/55 (9) 635 635
803
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $9,703) 9,812

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  16.2%
U.S. Treasury Obligations  16.2%
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  628 635
U.S. Treasury Notes, 3.50%, 9/30/27  5,485 5,483
U.S. Treasury Notes, 3.50%, 10/31/27  3,175 3,174
U.S. Treasury Notes, 3.625%, 8/31/27 (10) 4,500 4,508
U.S. Treasury Notes, 3.875%, 7/15/28  2,870 2,897
U.S. Treasury Notes, 4.125%, 1/31/27  1,395 1,403
U.S. Treasury Notes, 4.125%, 11/15/27  1,115 1,128
U.S. Treasury Notes, 4.25%, 11/30/26  895 900
U.S. Treasury Notes, 4.25%, 1/15/28  1,425 1,447
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $21,479) 21,575
SHORT-TERM INVESTMENTS  4.7%
Commercial Paper  3.3%
4(2)  3.3%(11)
Conagra Brands, 4.239%, 12/12/25  600 599
Crown Castle International, 4.375%, 12/18/25  600 598
Edison International, 4.316%, 12/1/25  300 300
Harley-Davidson Financial Services, 4.423%, 1/6/26  600 597
HCA, 4.321%, 1/5/26  600 597
International Flavors & Fragrances, 4.316%, 12/30/25  600 598
Ovintiv, 4.65%, 12/18/25  250 249
Southern California Edison, 4.578%, 1/6/26  300 299
Western Midstream Operating, 4.307%, 12/4/25  600 600
4,437
Money Market Funds  1.4%
T. Rowe Price Government Reserve Fund, 4.02% (12)(13) 1,806 1,806
1,806
Total Short-Term Investments (Cost $6,244) 6,243

T. ROWE PRICE Short Duration Income Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 3.99% (12)(13) 1,196 1,196
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,196
Total Securities Lending Collateral (Cost $1,196) 1,196
Total Investments in Securities
101.6% of Net Assets
(Cost $134,507) $ 135,544
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $56,496 and represents 42.4% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $127 and represents 0.1% of net assets.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2025.

T. ROWE PRICE Short Duration Income Fund

.
.
.
.
.
.
.
.
.
.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $919 and represents 0.7% of net assets.
(10) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $4,437 and represents 3.3% of net assets.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short Duration Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 58 U.S. Treasury Notes five year contracts 3/26 (6,366) $ (4)
Short, 33 U.S. Treasury Notes ten year contracts 3/26 (3,740) (1)
Long, 165 U.S. Treasury Notes two year contracts 3/26 34,462 (9)
Short, 8 Ultra U.S. Treasury Bonds contracts 3/26 (968) (6)
Short, 8 Ultra U.S. Treasury Notes ten year
contracts 3/26 (930) (3)
Net payments (receipts) of variation margin to date 33
Variation margin receivable (payable) on open futures contracts $ 10

T. ROWE PRICE Short Duration Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 45++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 45+
Supplementary Investment Schedule
Affiliate
Value
05/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 2,217  ¤  ¤ $ 1,806
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 1,196
Total $ 3,002^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $45 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,002.

T. ROWE PRICE Short Duration Income Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $134,507) $ 135,544
Interest receivable 1,020
Receivable for shares sold 222
Receivable for investment securities sold 199
Due from affiliates 18
Variation margin receivable on futures contracts 10
Cash 7
Foreign currency (cost $1) 1
Other assets 58
Total assets 137,079
Liabilities
Payable for investment securities purchased 2,250
Obligation to return securities lending collateral 1,196
Payable for shares redeemed 118
Investment management fees payable 30
Other liabilities 116
Total liabilities 3,710
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 133,369

T. ROWE PRICE Short Duration Income Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,183)
Paid-in capital applicable to 14,032,662 shares of $0.01
par value capital stock outstanding; 6,000,000,000 shares
authorized 135,552
NET ASSETS $ 133,369
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $69,236; Shares outstanding: 7,284,550) $ 9.50
I Class
(Net assets: $64,133; Shares outstanding: 6,748,112) $ 9.50

T. ROWE PRICE Short Duration Income Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 2,877
Dividend 45
Securities lending 4
Total income 2,926
Expenses
Investment management 157
Shareholder servicing
Investor Class $ 47
I Class 7 54
Prospectus and shareholder reports
Investor Class 4
I Class 2 6
Custody and accounting 113
Registration 29
Legal and audit 20
Miscellaneous 8
Waived / paid by Price Associates (189)
Total expenses 198
Net investment income 2,728

T. ROWE PRICE Short Duration Income Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 122
Futures (142)
Swaps (20)
Options written 17
Net realized loss (23)
Change in net unrealized gain / loss
Securities 713
Futures 1
Options written 9
Change in net unrealized gain / loss 723
Net realized and unrealized gain / loss 700
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,428

T. ROWE PRICE Short Duration Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,728 $ 3,446
Net realized gain (loss) (23) 288
Change in net unrealized gain / loss 723 603
Increase in net assets from operations 3,428 4,337
Distributions to shareholders
Net earnings
Investor Class (1,579) (2,028)
I Class (1,138) (1,426)
Decrease in net assets from distributions (2,717) (3,454)
Capital share transactions
*
Shares sold
Investor Class 28,047 39,991
I Class 32,156 25,731
Distributions reinvested
Investor Class 1,151 1,073
I Class 1,053 1,308
Shares redeemed
Investor Class (19,567) (16,408)
I Class (7,325) (10,377)
Increase in net assets from capital share
transactions 35,515 41,318
Net Assets
Increase during period 36,226 42,201
Beginning of period 97,143 54,942
End of period $ 133,369 $ 97,143
*Share information (000s)
Shares sold
Investor Class 2,956 4,244
I Class 3,386 2,732
Distributions reinvested
Investor Class 121 114
I Class 111 139
Shares redeemed
Investor Class (2,060) (1,743)
I Class (771) (1,103)
Increase in shares outstanding 3,743 4,383

T. ROWE PRICE Short Duration Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short Duration
Income Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide income consistent with limited fluctuation in principal value and liquidity. The fund has two classes of shares: the Short Duration Income Fund (Investor Class)
and the Short Duration Income Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for

T. ROWE PRICE Short Duration Income Fund

federal income tax purposes reflect the tax character of such earnings. Non-
cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective

T. ROWE PRICE Short Duration Income Fund

for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short Duration Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Short Duration Income Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 94,582 $ — $ 94,582
Asset-Backed Securities — 30,822 127 30,949
Bank Loans — 2,508 66 2,574
Short-Term Investments 1,806 4,437 — 6,243
Securities Lending Collateral 1,196 — — 1,196
Total $ 3,002 $ 132,349 $ 193 $ 135,544
Liabilities
Futures Contracts* $ 23 $ — $ — $ 23
1
Includes Corporate Bonds, Foreign Government
Obligations
& Municipalities, Non-U.S.
Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 23
Total $ 23
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short Duration Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities,
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (17) $ — $ (142) $ — $ (159)
Credit derivatives (58) 17 — (20) (61)
Total $ (75) $ 17 $ (142) $ (20) $ (220)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ — $ 1 $ — $ 1
Credit derivatives $ 17 $ 9 $ — $ — $ 26
Total $ 17 $ 9 $ 1 $ — $ 27
^ Options purchased are reported as securities.

T. ROWE PRICE Short Duration Income Fund

exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, securities valued at $228,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 32% and
41% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC

T. ROWE PRICE Short Duration Income Fund

options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 26% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or

T. ROWE PRICE Short Duration Income Fund

decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Short Duration Income Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

T. ROWE PRICE Short Duration Income Fund

Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

T. ROWE PRICE Short Duration Income Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a

T. ROWE PRICE Short Duration Income Fund

security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$2,376,000; the aggregate value of collateral was $2,463,000 and consisted of cash collateral and related investments of $1,196,000,000 and U.S. government securities of $1,267,000,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $41,689,000 and $19,065,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $30,904,000 and $19,861,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Short Duration Income Fund

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $3,139,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $134,508,000. Net unrealized gain aggregated
$1,013,000 at period-end, of which $1,189,000 related to appreciated investments and $176,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee is determined by applying a group fee rate to the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48%
for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. At
November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Short Duration Income Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $961,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for
Investor
Class I Class
Expense limitation/I Class Limit 0.40% 0.01%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(112) $(77)

T. ROWE PRICE Short Duration Income Fund

Price Associates and $25,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,448,684 shares of the Investor Class, representing 20%
of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE Short Duration Income Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1305-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026